Net Loss Per Share Attributable to Common Stockholders - Computation of Basic and Diluted Net Loss per Share Attributable to Common Stockholders (Details) - USD ($)
$ / shares in Units, shares in Thousands
	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Numerator:
Net loss	$ (15,464,432)	$ (1,712,172)		$ (18,604,910)
A Place For Rover INC
Numerator:
Net loss	$ (2,806,000)		$ (18,079,000)	$ (13,397,000)	$ (38,624,000)	$ (57,485,000)	$ (51,714,000)	$ (64,677,000)
Deemed dividend to preferred stockholders								(491,000)
Net loss attributable to common stockholders						$ (57,485,000)	$ (51,714,000)	$ (65,168,000)
Denominator:
Weighted-average number of shares outstanding used to compute net loss per share attributable to common stockholders, basic and diluted						28,804	28,074	26,159
Net loss per share attributable to common stockholders, basic and diluted	$ (0.09)		$ (0.63)	$ (0.45)	$ (1.35)	$ (2.00)	$ (1.84)	$ (2.49)